Cash flows from operating activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit (loss)	€ 192.7	€ 249.8	€ 181.0
Adjustments for:
Exceptional items	72.5	48.7	45.3
Non-cash fair value purchase price adjustment of inventory	0.0	0.0	8.4
Share based payments expense	24.1	8.1	5.1
Depreciation and amortization	95.0	88.6	71.6
Loss on disposal and impairment of property, plant and equipment	1.2	0.8	0.7
Net finance costs	86.8	54.4	106.0
Taxation	60.9	71.2	55.7
Operating cash flow before changes in working capital, provisions and exceptional items	533.2	521.6	473.8
Decrease/(increase) in inventories	18.8	(61.7)	(23.8)
Decrease/(increase) in trade and other receivables	0.3	(38.3)	24.1
Increase/(decrease) in trade and other payables	42.1	5.6	(25.0)
(Decrease)/increase in employee benefit and other provisions	(3.2)	(2.4)	1.2
Cash generated from operations before tax and exceptional items	591.2	424.8	450.3
Material reconciling items [member]
Adjustments for:
Exceptional items	€ 72.5	€ 48.7	€ 45.3